10. Segment and Geographic Information (Tables)	6 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Segment and Geographic Information
	Three Months		Six Months
	Ended		Ended
	September 30,		September 30,
	2014	2013	2014	2013
U.S.	$978,000	$1,898,000	$2,006,000	$3,221,000
Mexico	1,541,000	1,352,000	3,011,000	2,776,000
Europe and Rest of World	554,000	603,000	1,226,000	1,010,000
	$3,073,000	$3,853,000	$6,243,000	$7,007,000